Long-Term Investments	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
Long-Term Investments
13.	LONG-TERM INVESTMENTS

The Company’s long-term investments comprise of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
Cost method investments	48,696	56,087	8,078
Equity method investments	150,211	234,863	33,827
Available-for-sale investments	2,597	7,921	1,141

	201,504	298,871	43,046

Cost method investments

The Group disposed one of cost method investments of nil and RMB6,109 (US$880) in the consolidated statement of comprehensive loss for the years ended December 31, 2015 and 2016, respectively. The investment income of nil and RMB5,160 (US$743) was recognized in other income in the consolidated statements of comprehensive loss for the years ended December 31, 2015 and 2016, respectively. There were no impairment loss recognized for these cost method investments as of December 31, 2016.

Investment in equity investees

	As of December 31, 2014			Decrease during the year ended December 31, 2015		As of December 31, 2015
	Cost of investment	Share equity loss	Investment in equity investee	Cost of investment	Share equity loss	Cost of investment	Share equity loss	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	(3,144)	97,856	—	52,355	101,000	49,211	150,211

	As of December 31, 2015			Increase during the year ended December 31, 2016		As of December 31, 2016
	Cost of investment	Share equity loss	Investment in equity investee	Cost of investment	Share equity gain	Cost of investment	Share equity gain	Investment in equity investee	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	49,211	150,211	—	35,937	101,000	85,148	186,148	26,811
Unis Tech	—	—	—	49,000	(285)	49,000	(285)	48,715	7,016

	101,000	49,211	150,211	49,000	35,652	150,000	84,863	234,863	33,827

In April 2012, the Company through its subsidiary, 21Vianet Beijing, entered into an agreement to invest in the Yizhuang Venture Investment Fund (“Yizhuang Fund”) as a limited partner with an amount of RMB50,500. In December 2013, the Company made the second tranche of investment of another amount of RMB50,500 in the Yizhuang Fund, and held 27.694% of the investee as of December 31, 2014, 2015 and 2016. Given the Company holds more than three percent interest in the Yizhuang Fund as a limited partner, the investment is accounted for under the equity method as prescribed in ASC323-10, Investments—Equity Method.

In June 2016, the Company through its subsidiary, 21Vianet Beijing, and a related company jointly set up Unisplendour-Vianet Technology Inc. (“Unis Tech”). The Company injected capital of RMB49,000 (US$7,057) to acquire 49% of equity interest in Unis Tech with the ability to exercise significant influence.

There were no indicators of impairment noted for this equity method investments as of December 31, 2016.

Available-for-sale investments

Available-for-sale investments consist of investments in convertible notes with conversion option to ordinary shares that are not readily convertible to cash and therefore the bifurcation of embedded derivative is not required as the conversion option did not qualify as derivatives in accordance with ASC 815 “Derivatives and Hedging “.